UNITED STATES
SECURITIES AND EXCHANGE
COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F Cover Page
Report for the Calendar Year or Quarter Ended:	December 31, 2008
Check here if Amendment [  ]; Amendment Number:	____
This Amendment (Check only one):	[  ] is a restatement.
[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:	ADAR Investment Management LLC
Address:	156 West 56th Street, Suite 801
	New York, New York 10019
Form 13F File Number: 028-11211
The institutional investment manager filing this report
and the person by whom it is signed hereby
represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name:	Aaron Morse
Title:	Chief Operating Officer
Phone:	(212) 373-8900
Signature, Place, and Date of Signing

______________________________	New York, New York	Februuary  17, 2009
	[Signature]	[City, State]	[Date]
Report Type (Check only one):
[X]	13F HOLDINGS REPORT. (Check here if all holdings of this
reporting manager are reported in this report.)

[   ]	13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]	13F COMBINATION REPORT. (Check here if a portion of the
holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)



FORM 13 F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	31
Form 13F Information Table Value Total:	$60,514 (in thousands)
List of Other Included Managers:                  None.



FORM 13F INFORMATION TABLE

Name of Reporting Manager:


ADAR Investment Management LLC


For Quarter Ended: 12/31/08








VOTING  AUTHORITY
NAME OF ISSUER
TITLE OF
C
L
A
S
S
CUSIP
VALUE
(
x
$
1
0
0
0
)
SHARES
/

P
R
N

A
M
T
SH/
P
R
N
PUT/
C
A
L
L
INVSTMT
D
I
S
C
R
E
T
N
OTHER
M
A
N
A
G
E
R
S
SOLE
SHARE
D
NONE
ALTERNATIVE ASSET MGMT
A
C
Q
U
COM
02149U10
1
           924

1
0
0
,
0
0
0

 SH

 SOLE


1
0
0
,
0
0
0



AMERICAN FINL GROUP INC
O
H
I
O
COM
25932104
           249

1
0
,
9
0
0

 SH

 SOLE


1
0
,
9
0
0



ASCENT MEDIA CORP
COM SER
A
04363210
8
           518

2
3
,
7
0
0

 SH

 SOLE


2
3
,
7
0
0



B & G FOODS INC NEW
CL A
05508R10
6
           684

1
2
6
,
7
0
0

 SH

 SOLE


1
2
6
,
7
0
0



BPW ACQUISITION CORP
COM
05563710
2
        1,794

2
0
0
,
0
0
0

 SH

 SOLE


2
0
0
,
0
0
0



CASTLEPOINT HOLDINGS LTD
COM
G1952211
2
        8,678

6
4
0
,
0
0
0

 SH

 SOLE


6
4
0
,
0
0
0



CLEARWATER PAPER CORP
COM
18538R10
3
           287

3
4
,
2
0
0

 SH

 SOLE


3
4
,
2
0
0



GRACE W R & CO DEL NEW
COM
38388F10
8
        2,388

4
0
0
,
0
0
0

 SH

 SOLE


4
0
0
,
0
0
0



HICKS ACQUISITION CO I INC
COM
42908630
9
        1,830

2
0
0
,
0
0
0

 SH

 SOLE


2
0
0
,
0
0
0



HORSEHEAD HLDG CORP
COM
44069430
5
        1,410

3
0
0
,
0
0
0

 SH

 SOLE


3
0
0
,
0
0
0



IAC INTERACTIVECORP
COM PAR
$
..
0
0
1
44919P50
8
           702

4
4
,
6
2
0

 SH

 SOLE


4
4
,
6
2
0



JPMORGAN & CHASE & CO
COM
46625H10
0
        1,577

5
0
,
0
0
0

 SH

 SOLE


5
0
,
0
0
0



KANSAS CITY SOUTHERN
COM
N
E
W
48517030
2
        4,001

2
1
0
,
0
0
0

 SH

 SOLE


2
1
0
,
0
0
0



KBL HEALTHCARE ACQUIS
C
O
R
P

I
COM
48241N10
7
        4,255

5
7
5
,
0
0
0

 SH

 SOLE


5
7
5
,
0
0
0



LIBERTY ACQUISITION HLDGS
C
O
COM
53015Y10
7
        1,575

1
9
0
,
0
0
0

 SH

 SOLE


1
9
0
,
0
0
0



MARKET VECTORS ETF TR
GOLD
M
I
N
E
R

E
T
F
57060U10
0
           339

1
0
,
0
0
0

 SH

 SOLE


1
0
,
0
0
0



MENTOR CORP MINN
COM
58718810
3
        1,547

5
0
,
0
0
0

 SH

 SOLE


5
0
,
0
0
0



NAVIOS MARITIME ACQUIS
C
O
R
P
SHS
Y6215910
1
        4,038

4
7
5
,
0
0
0

 SH

 SOLE


4
7
5
,
0
0
0



OIL SVC HOLDRS TR
DEPOST
R
Y

R
C
P
T
67800210
6
        1,475

2
0
,
0
0
0

 SH

 SOLE


2
0
,
0
0
0



PENNANTPARK INVT CORP
COM
70806210
4
           217

6
0
,
0
0
0

 SH

 SOLE


6
0
,
0
0
0



PROSPECT ACQUISITION CORP
COM
74347T10
3
           915

1
0
0
,
0
0
0

 SH

 SOLE


1
0
0
,
0
0
0



SAPPHIRE INDUSTRIALS CORP
COM
80306T10
9
        2,751

3
0
0
,
0
0
0

 SH

 SOLE


3
0
0
,
0
0
0



SPORTS PPTYS ACQUISITION
C
O
R
COM
84920F10
7
           910

1
0
0
,
0
0
0

 SH

 SOLE


1
0
0
,
0
0
0



STATE STR CORP
COM
85747710
3
           983

2
5
,
0
0
0

 SH

 SOLE


2
5
,
0
0
0



TRANSOCEAN INC NEW
SHS
G9007310
0
        2,835

6
0
,
0
0
0

 SH

 SOLE


6
0
,
0
0
0



TREMISIS ENERGY ACQ CORP II
COM
89472N10
1
           725

1
0
0
,
0
0
0

 SH

 SOLE


1
0
0
,
0
0
0



TRIAN ACQUISITION I CORP
COM
89582E10
8
        5,123

5
7
5
,
0
0
0

 SH

 SOLE


5
7
5
,
0
0
0



TRIPLECROWN ACQUISITION
C
O
R
P
UNIT
0
7
/
1
2
/
2
0
1
2
89677G20
8
        4,299

4
7
5
,
0
0
0

 SH

 SOLE


4
7
5
,
0
0
0